Expense Example, No Redemption - AZL MVP T. Rowe Price Capital Appreciation Plus Fund - AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	$ 1,073